Other information - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Additional Financial Information Disclosure [Abstract]
Accrued interest	$ 68.7	$ 60.5
Accounts payable and other accrued liabilities	248.5	143.8
Accounts payable and accrued liabilities, Total	$ 317.2	$ 204.3